Current Maturities of Long Term Loans (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of current maturities of long term loans
	Loan	Weighted interest rate as of December 31, 2020	December 31
Short term loans	currency	%	2020	2019

Current maturities	NIS	3.32%	815	664

			815	664